Loss And Loss Adjustment Expense Reserves Reconciliation of the Claims Development to the Liability for Claims and Claim Adjustment Expenses (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	$ 23,103.9	$ 19,734.9
Total reinsurance recoverables on unpaid claims	5,485.4	4,694.2
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	1,696.2	1,695.6
Reinsurance recoverables on unpaid claims	73.8	39.4
Total gross liability for unpaid claims and claim adjustment expense	30,359.3	26,164.1	$ 20,265.8	$ 18,105.4
Other business
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	108.9	62.6
Total reinsurance recoverables on unpaid claims	559.0	463.8
Commercial Lines Segment | Commercial Lines - Liability
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	7,177.0	5,381.1
Total reinsurance recoverables on unpaid claims	1,273.7	1,266.4
Commercial Lines Segment | Commercial Lines - Physical Damage
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	211.2	163.5
Total reinsurance recoverables on unpaid claims	0.5	2.4
Commercial Lines Segment | Commercial Lines - Other
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	242.5	229.8
Total reinsurance recoverables on unpaid claims	204.6	202.0
Property Segment | Property
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	839.7	650.5
Total reinsurance recoverables on unpaid claims	1,068.1	370.0
Agency Channel | Personal Lines Segment | Personal Lines - Liability
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	6,791.2	6,274.3
Total reinsurance recoverables on unpaid claims	894.1	916.9
Agency Channel | Personal Lines Segment | Personal Lines - Physical Damage
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	261.5	277.6
Total reinsurance recoverables on unpaid claims	0.0	0.0
Direct Channel | Personal Lines Segment | Personal Lines - Liability
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	7,187.2	6,373.2
Total reinsurance recoverables on unpaid claims	1,485.4	1,472.7
Direct Channel | Personal Lines Segment | Personal Lines - Physical Damage
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	284.7	322.3
Total reinsurance recoverables on unpaid claims	$ 0.0	$ 0.0